Lessee disclosures - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Leases [Abstract]
Payments of lease liabilities, classified as financing activities	£ 175	£ 199